CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and administrative expenses	$ 100,571	$ 83,384	$ 70,780
Accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security		821
Related Party [Member]
General and administrative expenses	$ 1,084	$ 1,109	$ 1,737